Derivatives - Summary of derivatives (Details) - GBP (£) £ in Millions	Dec. 31, 2024	Dec. 31, 2023
Disclosure of detailed information about financial instruments [line items]
Derivative financial assets	£ 78,406	£ 78,904
Derivative financial liabilities	72,082	72,395
Derivatives
Disclosure of detailed information about financial instruments [line items]
Notional amount	13,628,000	13,403,000
Derivative financial assets	78,406	78,904
Derivative financial liabilities	72,082	72,395
Derivatives | Derivatives traded on recognised exchange
Disclosure of detailed information about financial instruments [line items]
Notional amount	1,067,000	820,000
Derivative financial assets	26	48
Derivative financial liabilities	17	34
Derivatives | Derivatives traded over the counter
Disclosure of detailed information about financial instruments [line items]
Notional amount	12,561,000	12,583,000
Derivative financial assets	78,380	78,856
Derivative financial liabilities	72,065	72,361
Interest rate derivatives
Disclosure of detailed information about financial instruments [line items]
Notional amount	10,333,000	10,268,000
Derivative financial assets	37,499	44,563
Derivative financial liabilities	31,532	38,483
Interest rate derivatives | Derivatives traded on recognised exchange
Disclosure of detailed information about financial instruments [line items]
Notional amount	1,066,000	819,000
Derivative financial assets	20	48
Derivative financial liabilities	2	34
Interest rate derivatives | Derivatives traded over the counter
Disclosure of detailed information about financial instruments [line items]
Notional amount	9,267,000	9,449,000
Derivative financial assets	37,479	44,515
Derivative financial liabilities	31,530	38,449
Interest rate derivatives | Derivatives traded over the counter and settled through clearing counterparties
Disclosure of detailed information about financial instruments [line items]
Notional amount	7,321,000	7,280,000
Interest rate swaps
Disclosure of detailed information about financial instruments [line items]
Notional amount	7,015,000	6,533,000
Derivative financial assets	28,960	33,807
Derivative financial liabilities	23,138	27,424
Interest rate swaps | Derivatives traded over the counter
Disclosure of detailed information about financial instruments [line items]
Notional amount	7,015,000	6,533,000
Derivative financial assets	28,960	33,807
Derivative financial liabilities	23,138	27,424
Interest rate options
Disclosure of detailed information about financial instruments [line items]
Notional amount	2,226,000	2,184,000
Derivative financial assets	8,539	10,756
Derivative financial liabilities	8,394	11,059
Interest rate options | Derivatives traded on recognised exchange
Disclosure of detailed information about financial instruments [line items]
Notional amount	736,000	510,000
Derivative financial assets	20	48
Derivative financial liabilities	2	34
Interest rate options | Derivatives traded over the counter
Disclosure of detailed information about financial instruments [line items]
Notional amount	1,490,000	1,674,000
Derivative financial assets	8,519	10,708
Derivative financial liabilities	8,392	11,025
Interest rate forwards and futures
Disclosure of detailed information about financial instruments [line items]
Notional amount	1,092,000	1,551,000
Interest rate forwards and futures | Derivatives traded on recognised exchange
Disclosure of detailed information about financial instruments [line items]
Notional amount	330,000	309,000
Interest rate forwards and futures | Derivatives traded over the counter
Disclosure of detailed information about financial instruments [line items]
Notional amount	762,000	1,242,000
Exchange rate derivatives
Disclosure of detailed information about financial instruments [line items]
Notional amount	3,279,000	3,120,000
Derivative financial assets	40,797	34,161
Derivative financial liabilities	40,306	33,586
Exchange rate derivatives | Derivatives traded on recognised exchange
Disclosure of detailed information about financial instruments [line items]
Notional amount	1,000	1,000
Derivative financial assets	6
Derivative financial liabilities	15
Exchange rate derivatives | Derivatives traded over the counter
Disclosure of detailed information about financial instruments [line items]
Notional amount	3,278,000	3,119,000
Derivative financial assets	40,791	34,161
Derivative financial liabilities	40,291	33,586
Currency swaps
Disclosure of detailed information about financial instruments [line items]
Notional amount	454,000	449,000
Derivative financial assets	8,450	8,173
Derivative financial liabilities	8,195	7,370
Currency swaps | Derivatives traded over the counter
Disclosure of detailed information about financial instruments [line items]
Notional amount	454,000	449,000
Derivative financial assets	8,450	8,173
Derivative financial liabilities	8,195	7,370
Exchange rate option contracts
Disclosure of detailed information about financial instruments [line items]
Notional amount	852,000	675,000
Derivative financial assets	5,391	4,181
Derivative financial liabilities	5,576	4,197
Exchange rate option contracts | Derivatives traded on recognised exchange
Disclosure of detailed information about financial instruments [line items]
Notional amount	1,000	1,000
Derivative financial assets	6
Derivative financial liabilities	15
Exchange rate option contracts | Derivatives traded over the counter
Disclosure of detailed information about financial instruments [line items]
Notional amount	851,000	674,000
Derivative financial assets	5,385	4,181
Derivative financial liabilities	5,561	4,197
Exchange rate spots, forwards and futures
Disclosure of detailed information about financial instruments [line items]
Notional amount	1,973,000	1,996,000
Derivative financial assets	26,956	21,807
Derivative financial liabilities	26,535	22,019
Exchange rate spots, forwards and futures | Derivatives traded over the counter
Disclosure of detailed information about financial instruments [line items]
Notional amount	1,973,000	1,996,000
Derivative financial assets	26,956	21,807
Derivative financial liabilities	26,535	22,019
Credit derivatives
Disclosure of detailed information about financial instruments [line items]
Notional amount	14,000	15,000
Derivative financial assets	110	180
Derivative financial liabilities	244	326
Credit derivatives | Derivatives traded over the counter
Disclosure of detailed information about financial instruments [line items]
Notional amount	14,000	15,000
Derivative financial assets	110	180
Derivative financial liabilities	244	£ 326
Equity and commodity derivatives
Disclosure of detailed information about financial instruments [line items]
Notional amount	2,000
Equity and commodity derivatives | Derivatives traded over the counter
Disclosure of detailed information about financial instruments [line items]
Notional amount	£ 2,000